Cover	9 Months Ended
Sep. 30, 2021
Cover [Abstract]
Entity Registrant Name	Nymox Pharmaceutical Corporation
Entity Central Index Key	0001018735
Document Type	6-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Sep. 30, 2021
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2021
Entity File Number	001-12033
Entity Address Postal Zip Code	20549